Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Liabilities [Abstract]
Accrued Expenses and Other Liabilities

(9) Accrued Expenses and Other Liabilities

The following represents a summary of accrued expenses and other liabilities at December 31:

	2011	2010
Employee compensation and benefits	$45	$69
Other accrued expenses	117	101

Total accrued expenses and other liabilities	$162	$170